THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

SUPPLEMENT TO THE PROSPECTUSES

VARIABLE EXECUTIVE LIFE (DATED MAY 1, 2009)

VARIABLE JOINT LIFE (DATED MAY 1, 2009)

Following the close of business on the last business day of 2009, and starting on your 2010 policy anniversary, this Supplement amends certain information in your Variable Executive Life Prospectus and/or Variable Joint Life Prospectus as indicated below.

The following replaces the first two rows of the Transaction Fees table in the Variable Executive Life Prospectus:

Charge	When Charge is Deducted	Current Charge	Maximum Guaranteed Charge
State Premium Tax Charge	Upon each Premium Payment	2.00% of the premium[1]	3.6% of the premium (includes both “State Premium Tax Charge” and “OBRA Expense Charge”)
OBRA Expense Charge[2]	Upon each Premium Payment	1.00% of the premium[1]

Footnote 2 to the Transaction Fees table has been replaced with the following:

[2]

Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 (“OBRA”), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deduct such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. We currently make a charge of 1.00% against each Premium Payment to compensate us for corporate taxes.

The following replaces the last two rows of the Periodic Charges (Other than Portfolio Operating Expenses) table in the Variable Executive Life Prospectus:

Charge	When Charge is Deducted	Current Charge	Maximum Guaranteed Charge
Monthly Policy Charge—Administrative Charge	Monthly, on each monthly processing date	$180 annually ($15 monthly) for the first Policy Year; $80 annually ($6.67 monthly) thereafter	$180 annually ($15 monthly) for the first Policy Year; $120 annually ($10 monthly) thereafter
Charge for Expenses and Taxes Associated with Any Policy Debt[6]	Monthly, on each monthly processing date when there is Policy Debt

When the Insured is Attained Age 99 and below:

0.75% annually (monthly rate of 0.0625%) of Policy Debt for the first ten Policy Years; 0.20% annually (monthly rate of 0.01667%) thereafter

When the Insured is Attained Age 100 and above:

0.00% of Policy Debt

2% annually (monthly rate of 0.16667%) of Policy Debt

The following replaces the first two paragraphs under the “Charges and Expenses” section of the Variable Executive Life Prospectus:

Premium Expense Charges    We deduct a charge from each premium for state premium taxes and a portion of our federal income taxes. Premium taxes vary from state to state and currently range from 0.0% to 3.5% of life insurance premiums. We will charge the same percentage regardless of the state in which you live. The charge is currently 2.00% of premium. We reserve the right to deduct in the future a certain amount or percentage from Premium Payments to cover premium tax paid by the Company which may be more or less than the current charge. The amount deducted may be more or less than the percentage charged by your state of residence.

Due to a 1990 federal tax law change under the OBRA, as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. We make a charge of 1.00% against each Premium Payment to compensate us for corporate taxes. We believe that this charge does not exceed a reasonable estimate of an increase in our federal income taxes resulting from a change in the Internal Revenue Code relating to deferred acquisition costs. The state premium tax charge and the OBRA expense charge may each vary in amount.

The following replaces the fourth and fifth paragraphs under “Charges and Expenses – Charges Against the Policy Value” in the Variable Executive Life Prospectus:

The third part of the Monthly Policy Charge is the Monthly Administrative Charge of not more than $15 monthly for the first Policy Year and $10 monthly thereafter. Currently this charge is $15 monthly for the first Policy Year and $6.67 monthly thereafter. This charge is for administrative expenses, including costs of premium collection, processing claims, keeping records and communicating with Owners. We do not expect to profit from this charge.

In addition to the Monthly Policy Charge, we deduct a charge for the expenses and taxes associated with the Policy Debt, if any. The aggregate charge when the Insured is Attained Age 99 and below is at the current annual rate of 0.75% (0.06250% monthly rate) of the Policy Debt for the first 10 Policy Years and 0.20% (0.01667% monthly rate) thereafter. The aggregate charge when the Insured is Attained Age 100 and above is at the current annual rate of 0.00% annually of the Policy Debt.

The following replaces the first two rows of the Transaction Fees table in the Variable Joint Life Prospectus:

Charge	When Charge is Deducted	Current Charge	Maximum Guaranteed Charge
State Premium Tax Charge	Upon each Premium Payment	2.00% of the premium[1]	3.6% of the premium (includes both “State Premium Tax Charge” and “OBRA Expense Charge”)
OBRA Expense Charge[2]	Upon each Premium Payment	1.00% of the premium[1]

Footnote 2 to the Transaction Fees table has been replaced with the following:

[2]

Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 (“OBRA”), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deduct such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. We currently make a charge of 1.00% against each Premium Payment to compensate us for corporate taxes.

The following rows in the Periodic Charges (Other than Portfolio Operating Expense) table in the Variable Joint Life Prospectus are replaced as follows:

Charge	When Charge is Deducted	Current Charge	Maximum Guaranteed Charge
Monthly Policy Charge—Administrative Charge	Monthly, on each monthly processing date	$80 annually ($6.67 monthly)	$90 annually ($7.50 monthly)
Monthly Policy Charge—Charge for Expenses and Taxes Associated with Any Policy Debt[13]	Monthly, on each monthly processing date when there is Policy Debt

When the younger Insured is Attained Age 99 and below:

0.90% annually (monthly rate of 0.075%) of outstanding Policy Debt for the first ten Policy Years; 0.35% annually (monthly rate of 0.02917%) thereafter

When the younger Insured is Attained Age 100 and above:

0.00% annually of Policy Debt

2% annually (monthly rate of 0.16667%) of outstanding Policy Debt

The following replaces the first two paragraphs of the “Charges and Expenses” section of the Variable Joint Life Prospectus:

Premium Expense Charges    We deduct a charge from each premium for state premium taxes and a portion of our federal income taxes. Premium taxes vary from state to state and currently range from 0.0% to 3.5% of life insurance premiums. We will charge the same percentage regardless of the state in which you live. The charge is currently 2.00% of premium. We reserve the right to deduct in the future a certain amount or percentage from Premium Payments to cover premium tax paid by the Company which may be more or less than the current charge. The amount deducted may be more or less than the percentage charged by your state of residence.

Due to a 1990 federal tax law change under the OBRA, as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. We make a charge of 1.00% against each premium payment to compensate us for corporate taxes. We believe that this charge does not exceed a reasonable estimate of an increase in our federal income taxes resulting from a change in the Internal Revenue Code relating to deferred acquisition costs. The state premium tax charge and the OBRA expense charge may each vary in amount.

The following replaces the fifth and eighth paragraphs “Charges and Expenses – Charges Against the Policy Value” in the Variable Joint Life Prospectus:

As part of the Monthly Policy Charge, we deduct the Administrative Charge of not more than $7.50 monthly. Currently this charge is $6.67 monthly. This charge is for administrative expenses, including costs of premium collection, processing claims, keeping records and communicating with Owners. We do not expect to profit from this charge.

As part of the Monthly Policy Charge, we deduct a charge for the expenses and taxes associated with the Policy Debt, if any. The aggregate charge when the younger Insured is Attained Age 99 and below is at the current annual rate of 0.90% (0.075% monthly rate) of the Policy Debt for the first 10 Policy Years and 0.35% (0.02917% monthly rate) thereafter. The aggregate charge when the younger Insured is Attained Age 100 and above is at the current annual rate of 0.00% annually of the Policy Debt.

Please read this Supplement carefully and keep it with your Prospectuses for future reference.

This Supplement is dated December 31, 2009.

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